UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22336

Investment Company Act File Number:

Stock Portfolio

(formerly, Large-Cap Core Research Portfolio)

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Stock Portfolio

September 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.8%

Security	Shares	Value
Aerospace & Defense — 2.3%
Boeing Co. (The)	28,841	$3,673,766
United Technologies Corp.	19,673	2,077,469

		$5,751,235

Air Freight & Logistics — 1.2%
C.H. Robinson Worldwide, Inc.	46,346	$3,073,667

		$3,073,667

Airlines — 0.9%
Delta Air Lines, Inc.	63,140	$2,282,511

		$2,282,511

Auto Components — 0.7%
TRW Automotive Holdings Corp.(1)	18,594	$1,882,643

		$1,882,643

Automobiles — 0.5%
Volkswagen AG	5,703	$1,178,354

		$1,178,354

Banks — 8.0%
Bank of America Corp.	286,322	$4,881,790
Citigroup, Inc.	90,911	4,711,008
JPMorgan Chase & Co.	93,770	5,648,705
Regions Financial Corp.	232,602	2,335,324
SunTrust Banks, Inc.	67,566	2,569,535

		$20,146,362

Beverages — 1.8%
Constellation Brands, Inc., Class A(1)	36,107	$3,147,086
PepsiCo, Inc.	14,573	1,356,601

		$4,503,687

Biotechnology — 2.5%
Gilead Sciences, Inc.(1)	45,293	$4,821,440
Vertex Pharmaceuticals, Inc.(1)	12,808	1,438,466

		$6,259,906

Capital Markets — 2.6%
Affiliated Managers Group, Inc.(1)	12,712	$2,546,976
Blackstone Group LP (The)	132,000	4,155,360

		$6,702,336

Chemicals — 2.7%
Celanese Corp., Series A	12,500	$731,500
E.I. du Pont de Nemours & Co.	7,672	550,543
Eastman Chemical Co.	9,270	749,850
FMC Corp.	10,892	622,914
LyondellBasell Industries NV, Class A	11,737	1,275,342
Monsanto Co.	12,754	1,434,953
PPG Industries, Inc.	3,654	718,888
Syngenta AG ADR	13,357	846,433

		$6,930,423

Security	Shares	Value
Communications Equipment — 1.5%
QUALCOMM, Inc.	9,242	$691,025
Telefonaktiebolaget LM Ericsson ADR	241,207	3,036,796

		$3,727,821

Consumer Finance — 1.7%
American Express Co.	13,076	$1,144,673
Discover Financial Services	50,656	3,261,740

		$4,406,413

Diversified Telecommunication Services — 2.1%
AT&T, Inc.	58,857	$2,074,120
Verizon Communications, Inc.	63,625	3,180,614

		$5,254,734

Electric Utilities — 1.9%
Edison International	32,602	$1,823,104
NextEra Energy, Inc.	30,796	2,891,128

		$4,714,232

Electrical Equipment — 1.6%
Emerson Electric Co.	38,642	$2,418,217
Rockwell Automation, Inc.	14,273	1,568,317

		$3,986,534

Electronic Equipment, Instruments & Components — 1.1%
Corning, Inc.	144,426	$2,793,199

		$2,793,199

Energy Equipment & Services — 3.3%
FMC Technologies, Inc.(1)	40,641	$2,207,213
Schlumberger, Ltd.	42,054	4,276,471
Weatherford International PLC(1)	86,019	1,789,195

		$8,272,879

Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	22,995	$2,881,733
CVS Health Corp.	16,488	1,312,280
United Natural Foods, Inc.(1)	32,497	1,997,266

		$6,191,279

Food Products — 1.4%
Mondelez International, Inc., Class A	105,886	$3,628,184

		$3,628,184

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	86,270	$3,587,969
Stryker Corp.	28,797	2,325,358

		$5,913,327

Health Care Providers & Services — 1.5%
Aetna, Inc.	5,257	$425,817
Humana, Inc.	12,693	1,653,771
McKesson Corp.	9,333	1,816,855

		$3,896,443

Health Care Technology — 0.6%
Cerner Corp.(1)	26,532	$1,580,511

		$1,580,511

Hotels, Restaurants & Leisure — 1.4%
Las Vegas Sands Corp.	11,469	$713,487
Starbucks Corp.	36,000	2,716,560

		$3,430,047

Security	Shares	Value
Household Durables — 0.9%
Mohawk Industries, Inc.(1)	17,426	$2,349,373

		$2,349,373

Household Products — 0.8%
Colgate-Palmolive Co.	31,053	$2,025,277

		$2,025,277

Industrial Conglomerates — 0.6%
General Electric Co.	62,355	$1,597,535

		$1,597,535

Insurance — 1.8%
MetLife, Inc.	60,167	$3,232,171
XL Group PLC	37,275	1,236,412

		$4,468,583

Internet & Catalog Retail — 2.2%
Amazon.com, Inc.(1)	9,479	$3,056,409
Priceline Group, Inc. (The)(1)	2,065	2,392,467

		$5,448,876

Internet Software & Services — 4.6%
eBay, Inc.(1)	39,964	$2,263,161
Facebook, Inc., Class A(1)	44,309	3,502,184
Google, Inc., Class A(1)	5,086	2,992,653
Google, Inc., Class C(1)	5,086	2,936,453

		$11,694,451

IT Services — 2.3%
Fiserv, Inc.(1)	33,544	$2,168,116
Visa, Inc., Class A	17,358	3,703,677

		$5,871,793

Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific, Inc.	17,842	$2,171,371

		$2,171,371

Machinery — 1.8%
Caterpillar, Inc.	20,603	$2,040,315
Donaldson Co., Inc.	61,504	2,498,908

		$4,539,223

Media — 3.5%
CBS Corp., Class B	97,800	$5,232,300
Comcast Corp., Class A	22,643	1,217,740
Walt Disney Co. (The)	28,064	2,498,538

		$8,948,578

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	24,157	$788,726

		$788,726

Multi-Utilities — 1.2%
Sempra Energy	27,667	$2,915,548

		$2,915,548

Oil, Gas & Consumable Fuels — 6.5%
Anadarko Petroleum Corp.	13,815	$1,401,394
Chevron Corp.	9,477	1,130,796
ConocoPhillips	37,450	2,865,674
Devon Energy Corp.	58,418	3,982,939
EOG Resources, Inc.	6,837	677,000
Exxon Mobil Corp.	17,797	1,673,808

Security	Shares	Value
Kinder Morgan, Inc.	53,897	$2,066,411
Occidental Petroleum Corp.	23,870	2,295,100
Range Resources Corp.	6,399	433,916

		$16,527,038

Paper & Forest Products — 0.3%
International Paper Co.	13,859	$661,629

		$661,629

Personal Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A	31,153	$2,327,752

		$2,327,752

Pharmaceuticals — 5.7%
Eli Lilly & Co.	55,600	$3,605,660
Jazz Pharmaceuticals PLC(1)	13,493	2,166,436
Merck & Co., Inc.	82,001	4,861,019
Pfizer, Inc.	45,001	1,330,680
Roche Holding AG ADR	69,072	2,554,973

		$14,518,768

Real Estate Investment Trusts (REITs) — 2.0%
AvalonBay Communities, Inc.	12,783	$1,802,019
Crown Castle International Corp.	16,000	1,288,480
Simon Property Group, Inc.	11,542	1,897,736

		$4,988,235

Road & Rail — 1.1%
CSX Corp.	83,303	$2,670,694

		$2,670,694

Semiconductors & Semiconductor Equipment — 1.2%
NXP Semiconductors NV(1)	45,837	$3,136,626

		$3,136,626

Software — 1.5%
Microsoft Corp.	47,059	$2,181,655
Oracle Corp.	45,334	1,735,386

		$3,917,041

Specialty Retail — 2.1%
AutoNation, Inc.(1)	32,172	$1,618,573
Home Depot, Inc. (The)	32,956	3,023,383
TJX Cos., Inc. (The)	11,427	676,136

		$5,318,092

Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.(2)	85,897	$8,654,123
Hewlett-Packard Co.	119,954	4,254,768

		$12,908,891

Tobacco — 2.3%
Altria Group, Inc.	92,053	$4,228,915
Reynolds American, Inc.	26,294	1,551,346

		$5,780,261

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.(1)	20,000	$577,400

		$577,400

Total Common Stocks — 95.8% (identified cost $190,086,981)		$242,658,488

Call Options Purchased — 0.0%(3)

Security	Number of Contracts	Strike Price	Expiration Date	Value
McDonald’s Corp.	150	$105.00	1/17/15	$6,375

Total Call Options Purchased (identified cost $31,666)				$6,375

Short-Term Investments — 4.1%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(4)			$10,355	$10,355,475

Total Short-Term Investments (identified cost $10,355,475)				$10,355,475

Total Investments — 99.9% (identified cost $200,474,122)				$253,020,338

Put Options Written — (0.0)%(3)

Security	Number of Contracts	Strike Price	Expiration Date	Value
McDonald’s Corp.	150	$82.50	1/17/15	$(5,400)

Total Put Options Written (premiums received $31,421)				$(5,400)

Other Assets, Less Liabilities — 0.1%				$175,018

Net Assets — 100.0%				$253,189,956

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Security (or a portion thereof) has been pledged as collateral for written option contracts.

(3)	Amount is less than 0.05% or (0.05)%, as applicable.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2014 was $2,945.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$202,160,293

Gross unrealized appreciation	$53,089,991
Gross unrealized depreciation	(2,229,946)

Net unrealized appreciation	$50,860,045

Written options activity for the fiscal year to date ended September 30, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	213	$41,311
Options written	17,786	1,147,418
Options terminated in closing purchase transactions	(3,919)	(383,331)
Options exercised	(1,676)	(100,660)
Options expired	(12,254)	(673,317)

Outstanding, end of period	150	$31,421

At September 30, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio enters into option transactions or a combination of option transactions on individual securities to seek return and/or to seek to reduce the Fund’s exposure to a decline in the stock price.

At September 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $6,375 and $5,400, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$27,377,609	$1,178,354		$—	$28,555,963
Consumer Staples	24,456,440	—		—	24,456,440
Energy	24,799,917	—		—	24,799,917
Financials	40,711,929	—		—	40,711,929
Health Care	34,340,326	—		—	34,340,326
Industrials	23,901,399	—		—	23,901,399
Information Technology	44,049,822	—		—	44,049,822
Materials	8,380,778	—		—	8,380,778
Telecommunication Services	5,832,134	—		—	5,832,134
Utilities	7,629,780	—		—	7,629,780
Total Common Stocks	$241,480,134	$1,178,354	*	$—	$242,658,488
Call Options Purchased	$6,375	$—		$—	$6,375
Short-Term Investments	—	10,355,475		—	10,355,475
Total Investments	$241,486,509	$11,533,829		$—	$253,020,338

Liability Description
Put Options Written	$(5,400)	$—		$—	$(5,400)
Total	$(5,400)	$—		$—	$(5,400)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At September 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective October 31, 2014, the name of the Portfolio was changed from Large-Cap Core Research Portfolio.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stock Portfolio

By:	/s/ Charles B. Gaffney
Charles B. Gaffney
President

Date:	November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles B. Gaffney
Charles B. Gaffney
President

Date:	November 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 24, 2014